Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2026 USD ($) Vessel
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 6,066,454
Additions	3,646,802
Amortization	(1,124,403)
Balance at end of period	$ 8,588,853
Dry Bulk Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	2